         KEMPER EQUITY FUNDS/GROWTH STYLE                      KEMPER TAX-FREE INCOME FUNDS
          Kemper Quantitative Equity Fund                 Kemper Intermediate Municipal Bond Fund
              Kemper Technology Fund                   (a series of Kemper National Tax-Free Income
           Kemper Value Plus Growth Fund                                  Series)
             SUPPLEMENT TO PROSPECTUS                      Kemper Michigan Tax-Free Income Fund
              DATED FEBRUARY 1, 1998                      Kemper New Jersey Tax-Free Income Fund
             -------------------------                   Kemper Pennsylvania Tax-Free Income Fund
                                                      (series of Kemper State Tax-Free Income Series)
                KEMPER INCOME FUNDS                              SUPPLEMENT TO PROSPECTUS
    Kemper Adjustable Rate U.S. Government Fund                   DATED NOVEMBER 26, 1997
          Kemper Diversified Income Fund                         -------------------------
     Kemper Short-Intermediate Government Fund                      KEMPER HORIZON FUND
          (a series of Kemper Portfolios)                      Kemper Horizon 20+ Portfolio
             SUPPLEMENT TO PROSPECTUS                          Kemper Horizon 10+ Portfolio
              DATED DECEMBER 30, 1997                           Kemper Horizon 5 Portfolio
             -------------------------                           SUPPLEMENT TO PROSPECTUS
                                                                  DATED NOVEMBER 21, 1997
                KEMPER EUROPE FUND                               -------------------------
             SUPPLEMENT TO PROSPECTUS
                DATED MARCH 1, 1998
             -------------------------

INVESTMENT MANAGER AND UNDERWRITER

As reflected in the prospectus of each fund, Scudder Kemper Investments, Inc. ("Scudder Kemper") serves as investment manager for the Kemper Funds. The following supplements information in the applicable fund prospectus:

Marc J. Slendebroek has been the lead portfolio manager of the Kemper Europe Fund since March 1998. Mr. Slendebroek joined Zurich Investment Management Limited, sub-advisor for that Fund, in September 1994 and is an Associate Director. Prior to joining Zurich Investment Management Limited, Mr. Slendebroek was a Manager of Dutch research at Kleinwort Benson Securities from 1992 to 1994. Mr. Slendebroek received a Masters Degree in Civil Law from the University of Leiden, in the Netherlands.

William M. Knapp and Philip S. Fortuna have been co-lead portfolio managers for the Kemper Horizon Fund (since January 1997 and March 1998, respectively), Kemper Value Plus Growth Fund (since December 1996 and March 1998, respectively) and Kemper Quantitative Equity Fund (since March 1998). Mr. Knapp joined Scudder Kemper in 1992 and is a Senior Vice President. Prior to joining Scudder Kemper, he served as an officer with an unaffiliated investment management firm from September 1988. Mr. Knapp received a B.S. in Economics from Drake University and an M.S. and Ph.D. in Industrial Organization and Finance from the University of Wisconsin -- Madison. Mr. Fortuna joined Scudder Kemper in 1986 and is a Managing Director. Mr. Fortuna received a B.S. in Economics from Carnegie Mellon University and an M.B.A. from the University of Chicago.

Tracy McCormick Chester has been the lead portfolio manager of the Kemper Technology Fund since March 1998. Ms. Chester joined Scudder Kemper in September 1994 and is a Senior Vice President. Prior to joining Scudder Kemper, from August 1992 to September 1994, she was a Senior Vice President and portfolio manager of an investment management company; and prior thereto, she managed private accounts. Ms. Chester received a B.A. and an M.B.A. in Finance from Michigan State University.

Richard L. Vandenberg has been the lead portfolio manager of the Kemper Adjustable Rate U.S. Government Fund and the Kemper Short-Term Intermediate Government Fund since March 1998. Prior thereto, he had been a co-lead portfolio manager of the funds since March 1996. Mr. Vandenberg joined Scudder Kemper in March 1996 and is a Senior Vice President. Prior to joining Scudder Kemper, he was a Senior Vice President and portfolio manager of an investment management firm. He received a B.B.A. and M.B.A., both in Finance, Investments and Banking, from the University of Wisconsin -- Madison.

Joseph P. Beimford has been the lead portfolio manager of the Kemper Diversified Income Fund since March 1998. Prior thereto, Mr. Beimford had been a co-lead portfolio manager of the fund. Mr. Beimford joined Scudder Kemper in April 1976 and is currently a Senior Vice President of Scudder Kemper. He received a B.S.I.M. in Business from Purdue University and an M.B.A. in Finance from the University of Chicago. Mr. Beimford is a Chartered Financial Analyst.

M. Ashton Patton has been the lead portfolio manager of the Kemper Intermediate Municipal Bond Fund since March 1998. Ms. Patton joined Scudder Kemper in 1990 and is a Senior Vice President. Ms. Patton received a B.A. from Duke University and is a Chartered Financial Analyst.

Eleanor R. Brennan has been the lead portfolio manager of the Kemper Michigan Tax-Free Income Fund and Kemper New Jersey Tax-Free Income Fund since March 1998. Ms. Brennan joined Scudder Kemper in March 1995 and is a Vice President. Prior to joining Scudder Kemper, Ms. Brennan was an assistant portfolio manager for an unaffiliated investment management firm from 1993 to 1995. She received a B.A. in Economics from Ursinus College and an M.S. in Finance from Drexel University. Ms. Brennan is a Chartered Financial Analyst.

Philip G. Condon has been the lead portfolio manager of the Kemper Pennsylvania Tax-Free Income Fund since March 1998. Mr. Condon joined Scudder Kemper in 1983 and is a Managing Director. He received a B.A. and M.B.A., with a concentration in Finance, from the University of Massachusetts, Amherst.

March 23, 1998                                   (LOGO)PRINTED ON RECYCLED PAPER
KMF-1R
KDI 803092